Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company has adopted a compensation recovery policy, in accordance with Rule 10D-1 under the Exchange Act and in accordance with the NASDAQ’s listing rules, relating to the recovery of erroneously awarded compensation in the event that the Company is required to prepare an accounting restatement.